Long-Term Debt	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt

(Millions of US dollars)	31 March 2021	31 March 2020
Senior unsecured notes:
Principal amount 4.750% notes due 2025	$—	$400.0
Principal amount 3.625% notes due 2026 (€400.0 million)	468.3	440.7
Principal amount 5.000% notes due 2028	400.0	400.0
Total	868.3	1,240.7

Unsecured revolving credit facility	—	130.0

Unamortized debt issuance costs:
Principal amount 4.750% notes due 2025	—	(4.3)
Principal amount 3.625% notes due 2026 (€400.0 million)	(4.2)	(5.0)
Principal amount 5.000% notes due 2028	(4.3)	(4.9)
Unsecured revolving credit facility	(1.2)	(1.9)
Total Long-term debt	$858.6	$1,354.6

Weighted average interest rate of Long-term debt	4.3%	4.3%
Weighted average term of available Long-term debt	4.5 years	5.3 years

Fair value of Senior unsecured notes (Level 1)	$904.7	$1,147.7
Senior Unsecured Notes

2025 Senior Unsecured Notes
On 15 January 2021, the Company redeemed US$400.0 million aggregate principal amount of its 4.750% senior notes due 2025 (the “2025 Notes”) and recorded a loss on early debt extinguishment of US$13.1 million, which included US$9.5 million of call redemption premiums and US$3.6 million of unamortized financing costs associated with these notes.
On 18 January 2021, the 2025 Notes were delisted from the Global Exchange Market which is operated by Euronext Dublin.
2026 Senior Unsecured Notes

In October 2018, JHIF completed the sale of €400.0 million aggregate principal amount of 3.625% senior notes at par due 1 October 2026 (the “2026 Notes”) with interest payable semi-annually in arrears on 1 October and 1 April of each year. The proceeds from the offering were used to repay €400.0 million outstanding borrowings under a 364-day term loan facility (the "Term Loan Facility") which was used to complete the Fermacell acquisition. On 3 October 2018, JHIF repaid all €400.0 million aggregate principal amount and accrued interest of its Term Loan Facility following the completion of the sale of €400.0 million 2026 Notes (US$458.8 million, based on the exchange rate at 3 October 2018). In connection with this repayment, the Company recorded a loss on early debt extinguishment of US$1.0 million during the fiscal year ended 31 March 2019 associated with the unamortized portion of the deferred financing fees.
2028 Senior Unsecured Notes

In December 2017, JHIF completed the sale of US$400.0 million aggregate principal amount of 5.000% senior notes at par due 15 January 2028 (the “2028 Notes”) with interest payable semi-annually in arrears on 15 January and 15 July of each year.

Unsecured Revolving Credit Facility
In December 2015, James Hardie International Finance Designated Activity Company (“JHIF”) and James Hardie Building Products Inc. (“JHBP”), each a wholly-owned subsidiary of JHI plc, entered into a US$500.0 million unsecured revolving credit facility (the “Revolving Credit Facility”) with certain commercial banks and HSBC Bank USA, National Association, as administrative agent. In December 2017, the Revolving Credit Facility was amended to, among other things, extend the maturity date to December 2022. Debt issuance costs in connection with the Revolving Credit Facility are being amortized as interest expense over the stated term of five years.
Borrowings under the Revolving Credit Facility bear interest at per annum rates equal to, at the borrower’s option, either: (i) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loans; or (ii) a base rate plus an applicable margin for base rate loans. For LIBOR Loans, the applicable margin ranges from 1.25% to 2.00%, and for base rate loans it ranges from 0.25% to 1.00%. The Company also pays a commitment fee of between 0.20% and 0.35% on the actual daily amount of the unutilized revolving loans.
Guarantees and Compliance
The indenture governing the senior unsecured notes contain covenants that, among other things, limit the ability of the guarantors and their restricted subsidiaries to incur liens on assets, make certain restricted payments, engage in certain sale and leaseback transactions and merge or consolidate with or into other companies. These covenants are subject to certain exceptions and qualifications as described in the indenture. At 31 March 2021, the Company was in compliance with all of its requirements under the indenture related to the senior unsecured notes.

The senior unsecured notes are guaranteed by JHIGL, JHBP and JHTL, each of which are wholly-owned subsidiaries of JHI plc.
The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. At 31 March 2021, the Company was in compliance with all covenants contained in the Revolving Credit Facility agreement.
The Revolving Credit Facility is guaranteed by each of JHIGL and James Hardie Technology Limited ("JHTL"), each of which are wholly-owned subsidiaries of JHI plc.
Off Balance Sheet Arrangements
As of 31 March 2021, the Company had a total borrowing base capacity under the Revolving Credit Facility of US$500.0 million with outstanding borrowings of nil, and US$4.7 million of issued but undrawn letters of credit and bank guarantees. These letters of credit and bank guarantees relate to various operational matters including insurance, performance bonds and other items, leaving the Company with US$495.3 million of available borrowing capacity under the Revolving Credit Facility.
Subsequent Event
As of 18 May 2021, the Company had US$110.0 million drawn under its revolving credit facility, which was used to partially fund the payment of the fiscal year 2021 special dividend.